Regulatory Assets and Liabilities	6 Months Ended
Jun. 30, 2023
Regulated Operations [Abstract]
Regulatory Assets and Liabilities

Note 12. Regulatory Assets and Liabilities

Regulatory assets and liabilities include the following:

	Dominion Energy		Virginia Power
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
(millions)
Regulatory assets:
Deferred cost of fuel used in electric generation(1)	$401	$603	$50	$133
Deferred rider costs for Virginia electric utility(2)	57	152	57	152
Ash pond and landfill closure costs(3)	181	221	181	221
Deferred nuclear refueling outage costs(4)	84	83	82	83
NND Project costs(5)	138	138
Deferred early plant retirement charges(6)	113	226	113	226
Derivatives(7)	84	256	81	251
Other	236	204	63	74
Regulatory assets-current	1,294	1,883	627	1,140
Unrecognized pension and other postretirement benefit costs(8)	873	891	—	4
Deferred rider costs for Virginia electric utility(2)	610	363	610	363
Interest rate hedges(9)	169	169	—	—
AROs and related funding(10)	384	380
NND Project costs(5)	2,018	2,088
Ash pond and landfill closure costs(3)	2,024	2,051	2,021	2,049
Deferred cost of fuel used in electric generation(1)	1,310	1,551	1,310	1,551
Derivatives(7)	183	254	79	148
Other	494	518	131	132
Regulatory assets-noncurrent	8,065	8,265	4,151	4,247
Total regulatory assets	$9,359	$10,148	$4,778	$5,387
Regulatory liabilities:
Provision for future cost of removal and AROs(11)	111	111	111	111
Reserve for refunds and rate credits to electric utility customers(12)	102	125	10	25
Income taxes refundable through future rates(13)	99	100	65	65
Monetization of guarantee settlement(14)	67	67
Derivatives(7)	12	211	—	176
Other	46	134	45	129
Regulatory liabilities-current	437	748	231	506
Income taxes refundable through future rates(13)	3,126	3,169	2,243	2,272
Provision for future cost of removal and AROs(11)	1,771	1,731	1,164	1,135
Nuclear decommissioning trust(15)	1,936	1,685	1,936	1,685
Monetization of guarantee settlement(14)	669	702
Interest rate hedges(9)	196	240	196	240
Reserve for refunds and rate credits to electric utility customers(12)	274	325	—	—
Overrecovered other postretirement benefit costs(16)	152	140
Derivatives(7)	189	234	—	—
Other	263	191	260	167
Regulatory liabilities-noncurrent	8,576	8,417	5,799	5,499
Total regulatory liabilities	$9,013	$9,165	$6,030	$6,005

(1)
Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Virginia Power's electric generation operations and additionally for Dominion Energy, deferred fuel expenses for the South Carolina jurisdiction of its electric generation operations.
(2)
Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects. In the second quarter of 2023, Virginia Power recorded a charge of $36 million ($27 million after-tax), included in impairment of assets and other charges in its Consolidated Statements of Income, for the write-off of certain previously deferred amounts related to Riders R, S and W in connection with the cessation of such riders effective July 2023. See Note 13 for additional information.
(3)
Primarily reflects legislation in Virginia which requires any CCR asset located at certain Virginia Power stations to be closed by removing the CCR to an approved landfill or through beneficial reuse. These deferred costs are expected to be collected over a period between 15 and 18 years commencing December 2021 through Rider CCR. Virginia Power is entitled to collect carrying costs on uncollected expenditures once expenditures have been made.
(4)
Legislation in Virginia requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
(5)
Reflects expenditures by DESC associated with the NND Project, which pursuant to the SCANA Merger Approval Order, will be recovered from DESC electric service customers over a 20-year period ending in 2039.
(6)
Reflects amounts from the early retirements of certain coal- and oil-fired generating units to be amortized through 2023 in accordance with the settlement of the 2021 Triennial Review. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022 for additional information.
(7)
Represents changes in the fair value of derivatives, excluding separately presented interest rate hedges, that following settlement are expected to be recovered from or refunded to customers.
(8)
Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy's rate-regulated subsidiaries. Includes $314 million and $302 million of regulatory assets in aggregate at June 30, 2023 and December 31, 2022, respectively, related to retained pension and other postretirement benefit plan assets and obligations for the East Ohio, PSNC and Questar Gas Transactions which will be reclassified to AOCI upon closing of each transaction.
(9)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 25 years and 24 years for Dominion Energy and Virginia Power, respectively, as of June 30, 2023.
(10)
Represents uncollected costs, including deferred depreciation and accretion expense, related to legal obligations associated with the future retirement of generation, transmission and distribution properties. The AROs primarily relate to DESC’s electric generating facilities, including Summer, and are expected to be recovered over the related property lives and periods of decommissioning which may range up to approximately 105 years.
(11)
Rates charged to customers by Dominion Energy and Virginia Power's regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(12)
Reflects amounts previously collected from retail electric customers of DESC for the NND Project to be credited over an estimated 11-year period effective February 2019, in connection with the SCANA Merger Approval Order. Also reflects amounts to be refunded to jurisdictional retail electric customers in Virginia associated with the settlement of the 2021 Triennial Review. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022 for additional information.
(13)
Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will primarily reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.
(14)
Reflects amounts to be refunded to DESC electric service customers over a 20-year period ending in 2039 associated with the monetization of a bankruptcy settlement agreement.
(15)
Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon, as applicable) for the future decommissioning of Virginia Power's utility nuclear generation stations, in excess of the related AROs.
(16)
Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.

At June 30, 2023, Dominion Energy and Virginia Power regulatory assets include $4.4 billion and $2.7 billion, respectively, on which they do not expect to earn a return during the applicable recovery period. With the exception of certain items discussed above, the majority of these expenditures are expected to be recovered within the next two years.